[logo] PIONEER Investments(R)







                                                 March 4, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Floating Rate Fund (the "Fund') relating to the offering of the Fund's Class A, Class C and Class Y shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001094521-10-000004) on February 26, 2010.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Toby R. Serkin
     Jeremy B. Kantrowitz






Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."